Sales (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Sales

Disaggregated sales by types as of December 31, 2025, 2024, and 2023 consisted of the following:

	2025	2024	2023
Inverters	$10,864,074	$14,074,555	$11,893,338
Chargers	278,339	550,919	544,680
Gasoline generators	9,666,380	9,981,895	6,575,406
Power bank	1,714,152	4,966,744	804,268
Other products	332,492	726,247	504,806
Total	$22,855,437	$30,300,360	$20,322,498